Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	6 Months Ended	10 Months Ended	16 Months Ended	22 Months Ended	28 Months Ended
	Dec. 30, 2022	Apr. 30, 2023	Apr. 30, 2025	Oct. 31, 2023	Apr. 30, 2024	Oct. 30, 2024	Apr. 30, 2025
C000237262 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Arena Strategic Income Fund (Class I/ACSIX)
Accumulated Value	$ 100,000	$ 106,500		$ 110,683	$ 120,771	$ 126,627	$ 128,236
Bloomberg US Corporate High Yield Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate High Yield Index
Accumulated Value	100,000	104,602		104,628	114,036	121,864	123,947
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	103,586		97,235	102,065	107,490	110,251
Bloomberg Barclays US High Yield 1 5 Yr Cash Pay 2 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Barclays U.S. High Yield 1-5 Yr Cash Pay 2% Index
Accumulated Value	$ 100,000	$ 104,005		$ 105,230	$ 113,243	$ 120,802	$ 122,884